Shareholder Report, Holdings (Details) - C000247025	Feb. 28, 2025
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%